CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non- controlling Interests
Beginning balance	$ 8,033	$ 7,975	$ 11	$ 23,487	$ (15,469)	$ (57)	$ 3	$ 58
Beginning balance (in shares) at Dec. 31, 2021			532,000,000
Proceeds from issuance of equity instruments (in shares)			6,000,000
Proceeds from issuance of equity instruments	163	163	$ 0	163
Share-based payments (in shares)			10,000,000
Share-based payments	181	181		181
Net income (loss)	1,446	1,448			1,448			(2)
Other comprehensive income (loss)	137	146				160	(14)	(9)
Ending balance (in shares) at Dec. 31, 2022			548,000,000
Ending balance at Dec. 31, 2022	9,960	9,913	$ 11	23,831	(14,021)	103	(11)	47
Beginning balance	9,960	9,913	$ 11	23,831	(14,021)	103	(11)	47
Proceeds from issuance of equity instruments (in shares)			6,000,000
Proceeds from issuance of equity instruments	46	46		46
Share-based payments	150	150		150
Net income (loss)	1,018	1,020			1,020			(2)
Other comprehensive income (loss)	$ (23)	(25)				(37)	12	2
Ending balance (in shares) at Dec. 31, 2023	553,548,190		554,000,000
Ending balance at Dec. 31, 2023	$ 11,151	11,104	$ 11	24,027	(13,001)	66	1	47
Beginning balance	11,151	11,104	$ 11	24,027	(13,001)	66	1	47
Proceeds from issuance of equity instruments (in shares)			3,000,000
Proceeds from issuance of equity instruments	$ 1	1		1
Treasury shares (in shares)	(4,000,000)
Treasury shares	$ (200)
Share-based payments	186	186		186
Net income (loss)	(262)	(265)			(265)			3
Other comprehensive income (loss)	$ (52)	(50)				(47)	(3)	(2)
Ending balance (in shares) at Dec. 31, 2024	552,912,823		553,000,000
Ending balance at Dec. 31, 2024	$ 10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Beginning balance	$ 10,824	$ 10,776	$ 11	$ 24,014	$ (13,266)	$ 19	$ (2)	$ 48